UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-04175

Dreyfus Cash Management

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 1/31

Date of reporting period: 7/31/2024

FORM N-CSR

Item 1.  Reports to Stockholders.

Dreyfus Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Institutional Shares – DICXX

This semi-annual shareholder report contains important information about Dreyfus Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$8	0.16%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$6,383	14

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

How has the Fund changed?

• The Board of Trustees has approved the liquidation of the Fund, effective on or about September 6, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on June 14, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2024, as supplemented, which is available at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0288SA0724

Dreyfus Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Investor Shares – DVCXX

This semi-annual shareholder report contains important information about Dreyfus Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$25	0.50%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$6,383	14

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

How has the Fund changed?

• The Board of Trustees has approved the liquidation of the Fund, effective on or about September 6, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on June 14, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2024, as supplemented, which is available at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0670SA0724

Dreyfus Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Administrative Shares – DACXX

This semi-annual shareholder report contains important information about Dreyfus Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$15	0.29%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$6,383	14

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

How has the Fund changed?

• The Board of Trustees has approved the liquidation of the Fund, effective on or about September 6, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on June 14, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2024, as supplemented, which is available at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0566SA0724

Dreyfus Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Preferred Shares – DCEXX

This semi-annual shareholder report contains important information about Dreyfus Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred Shares*	$5	0.10%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$6,383	14

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

How has the Fund changed?

• The Board of Trustees has approved the liquidation of the Fund, effective on or about September 6, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on June 14, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2024, as supplemented, which is available at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-4135SA0724

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

Dreyfus Cash Management Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

July 31, 2024

Share Class	Ticker
Institutional Shares	DICXX
Investor Shares	DVCXX
Administrative Shares	DACXX
Preferred Shares	DCEXX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Dreyfus Cash Management Fund

Statement of Investments

July 31, 2024 (Unaudited)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Time Deposits - 4.1%
Australia & New Zealand Banking Group Ltd.	5.32	8/1/2024	150,000,000	150,000,000
Credit Agricole CIB	5.30	8/1/2024	114,000,000	114,000,000
Total Time Deposits (cost $264,000,000)			264,000,000
Repurchase Agreements - 96.1%
Bank of America Securities, Inc., Tri-Party Agreement thru BNY, dated 7/31/2024 due at maturity date in the amount of $50,007,458 (fully collateralized by: Money Market, 0.00%-0.55%, due 8/5/2024-7/1/2025, valued at $51,000,002)	5.37	8/1/2024	50,000,000	50,000,000
BNP Paribas SA, Tri-Party Agreement thru BNY, dated 7/31/2024 due at maturity date in the amount of $250,038,055 (fully collateralized by: Asset-Backed Securities, 6.14%-8.83%, due 7/15/2031-11/25/2035, Corporate Debt Securities, 4.38%-15.84%, due 10/15/2024-6/1/2046, valued at $262,405,807)	5.48	8/1/2024	250,000,000	250,000,000
Citigroup Global Markets, Inc., Tri-Party Agreement thru BNY, dated 7/31/2024 due at maturity date in the amount of $235,034,924 (fully collateralized by: U.S. Treasuries (including strips), 2.38%-4.50%, due 8/15/2024-3/31/2029, valued at $239,700,085)	5.35	8/1/2024	235,000,000	235,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 7/31/2024 due at maturity date in the amount of $440,065,267 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-4.88%, due 10/15/2025-2/15/2034, valued at $448,800,026)	5.34	8/1/2024	440,000,000	440,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 7/31/2024 due at maturity date in the amount of $10,001,483 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.63%, due 1/15/2025-5/15/2054, valued at $10,200,000)	5.34	8/1/2024	10,000,000	10,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 7/31/2024 due at maturity date in the amount of $200,029,667 (fully collateralized by: U.S. Treasuries (including strips), 0.63%-4.63%, due 3/31/2026-4/30/2031, valued at $204,000,035)	5.34	8/1/2024	200,000,000	200,000,000

Statement of Investments (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 96.1% (continued)

Daiwa Capital Markets America, Tri-Party Agreement thru BNY, dated 7/31/2024 due at maturity date in the amount of $200,029,722 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 0.30%-6.25%, due 4/25/2054-7/25/2054, Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.00%-7.00%, due 1/1/2032-7/1/2054, Federal National Mortgage Association-Agency Collateralized Mortgage Obligation, 3.00%-6.25%, due 6/25/2050-12/25/2053, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-7.50%, due 9/1/2027-7/1/2054, Government National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.00%-3.50%, due 12/16/2050-7/20/2054, Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-7.50%, due 8/20/2035-5/20/2054, U.S. Treasuries (including strips), 0.75%-4.63%, due 12/31/2024-5/15/2050, valued at $204,778,481)

	5.35	8/1/2024	200,000,000	200,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY, dated 7/31/2024 due at maturity date in the amount of $1,800,265,000 (fully collateralized by: U.S. Treasuries (including strips), 0.63%-1.63%, due 8/15/2030-5/15/2031, valued at $1,800,265,021)	5.30	8/1/2024	1,800,000,000	1,800,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru State Street Corp., dated 7/31/2024 due at maturity date in the amount of $1,000,148,611 (fully collateralized by: U.S. Treasuries (including strips), 2.25%-4.75%, due 11/15/2043-11/15/2049, valued at $1,020,000,112)	5.35	8/1/2024	1,000,000,000	1,000,000,000

MUFG Securities (Canada) Ltd., Tri-Party Agreement thru BNY, dated 7/31/2024 due at maturity date in the amount of $1,250,185,764 (fully collateralized by: Federal Farm Credit Bank-Agency Debentures and Agency Strips, 0.90%-5.49%, due 11/6/2025-6/15/2026, Federal Home Loan Banks-Agency Debentures and Agency Strips, 4.13%-5.80%, due 4/15/2026-9/18/2028, Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 6.60%-7.00%, due 9/25/2053-11/25/2053, Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 1.50%-6.50%, due 8/1/2028-5/1/2054, Federal National Mortgage Association-Agency Collateralized Mortgage Obligation, 3.00%-7.00%, due 8/25/2033-12/25/2053, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-6.50%, due 10/1/2035-7/1/2054, Government National Mortgage Association-Agency Collateralized Mortgage Obligation, 5.50%, due 10/20/2062, Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.50%-6.50%, due 8/15/2032-4/20/2054, U.S. Treasuries (including strips), 0.38%-4.63%, due 4/15/2025-5/15/2054, valued at $1,313,203,175)

	5.35	8/1/2024	1,250,000,000	1,250,000,000

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 96.1% (continued)
RBC Dominion Securities, Tri-Party Agreement thru BNY, dated 7/31/2024 due at maturity date in the amount of $500,074,167 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.00%, due 8/8/2024-2/15/2054, valued at $510,000,009)	5.34	8/1/2024	500,000,000	500,000,000
Societe Generale, Tri-Party Agreement thru BNY, dated 7/31/2024 due at maturity date in the amount of $200,030,278 (fully collateralized by: Asset-Backed Securities, 4.35%-14.22%, due 11/25/2034-6/30/2055, Corporate Debt Securities, 0.00%-13.38%, due 8/15/2024-7/15/2080, Private Label Collateralized Mortgage Obligations, 3.24%-9.48%, due 11/25/2025-8/25/2047, valued at $219,326,463)	5.45	8/1/2024	200,000,000	200,000,000
Total Repurchase Agreements (cost $6,135,000,000)			6,135,000,000
Total Investments (cost $6,399,000,000)			100.2%	6,399,000,000
Liabilities, Less Cash and Receivables			(.2%)	(15,599,484)
Net Assets			100.0%	6,383,400,516

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $6,135,000,000) —Note 1(b)	6,399,000,000	6,399,000,000
Interest receivable		959,506
Receivable for shares of Beneficial Interest subscribed		18
Prepaid expenses		67,138
		6,400,026,662
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		767,953
Cash overdraft due to Custodian		14,566,497
Payable for shares of Beneficial Interest redeemed		1,188,274
Trustees’ fees and expenses payable		6,000
Other accrued expenses		97,422
		16,626,146
Net Assets ($)		6,383,400,516
Composition of Net Assets ($):
Paid-in capital		6,384,851,788
Total distributable earnings (loss)		(1,451,272)
Net Assets ($)		6,383,400,516

Net Asset Value Per Share	Institutional Shares	Investor Shares	Administrative Shares	Preferred Shares
Net Assets ($)	2,839,082,952	19,305,894	55,344,974	3,469,666,696
Shares Outstanding	2,836,441,861	19,289,304	55,292,865	3,466,492,654
Net Asset Value Per Share ($)	1.0009	1.0009	1.0009	1.0009

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2024 (Unaudited)

Investment Income ($):
Interest Income	178,992,768
Expenses:
Management fee—Note 2(a)	3,294,474
Shareholder servicing costs—Note 2(b)	1,746,091
Custodian fees—Note 2(c)	72,148
Registration fees	46,087
Professional fees	40,261
Chief Compliance Officer fees—Note 2(c)	13,672
Administrative service fees—Note 2(c)	13,583
Trustees’ fees and expenses—Note 2(d)	13,250
Prospectus and shareholders’ reports	11,945
Miscellaneous	78,829
Total Expenses	5,330,340
Less—reduction in expenses due to undertaking—Note 2(a)	(948,137)
Less—reduction in fees due to earnings credits—Note 2(c)	(1,196)
Net Expenses	4,381,007
Net Investment Income	174,611,761
Realized and Unrealized Gain (Loss) on Investments—Note1 (b) ($):
Net realized gain (loss) on investments	21
Net change in unrealized appreciation (depreciation) on investments	(140,438)
Net Realized and Unrealized Gain (Loss) on Investments	(140,417)
Net Increase in Net Assets Resulting from Operations	174,471,344

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
Operations ($):
Net investment income	174,611,761	357,869,369
Net realized gain (loss) on investments	21	1
Net change in unrealized appreciation (depreciation) on investments	(140,438)	37,864
Net Increase (Decrease) in Net Assets Resulting from Operations	174,471,344	357,907,234
Distributions ($):
Distributions to shareholders:
Institutional Shares	(81,282,901)	(180,294,380)
Investor Shares	(669,617)	(1,718,300)
Administrative Shares	(1,669,536)	(3,544,155)
Preferred Shares	(90,998,408)	(172,281,566)
Total Distributions	(174,620,462)	(357,838,401)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	9,300,796,104	26,407,291,407
Investor Shares	196,244,333	391,367,228
Administrative Shares	208,923,786	392,334,630
Preferred Shares	8,006,900,503	15,679,842,936
Distributions reinvested:
Institutional Shares	15,443,816	38,187,521
Investor Shares	83,872	282,165
Administrative Shares	21,669	157,911
Preferred Shares	69,923,538	170,942,517
Cost of shares redeemed:
Institutional Shares	(9,388,393,753)	(27,785,643,354)
Investor Shares	(207,286,829)	(399,416,829)
Administrative Shares	(207,050,260)	(434,571,637)
Preferred Shares	(8,078,254,993)	(16,121,568,755)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(82,648,214)	(1,660,794,260)
Total Increase (Decrease) in Net Assets	(82,797,332)	(1,660,725,427)
Net Assets ($):
Beginning of Period	6,466,197,848	8,126,923,275
End of Period	6,383,400,516	6,466,197,848
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	9,292,427,778	26,382,664,451
Shares issued for distributions reinvested	15,429,929	38,152,377
Shares redeemed	(9,379,955,114)	(27,759,675,560)
Net Increase (Decrease) in Shares Outstanding	(72,097,407)	(1,338,858,732)
Investor Shares
Shares sold	196,082,228	391,019,433
Shares issued for distributions reinvested	83,803	281,915
Shares redeemed	(207,115,730)	(399,060,627)
Net Increase (Decrease) in Shares Outstanding	(10,949,699)	(7,759,279)
Administrative Shares
Shares sold	208,735,963	391,959,706
Shares issued for distributions reinvested	21,650	157,759
Shares redeemed	(206,864,044)	(434,154,472)
Net Increase (Decrease) in Shares Outstanding	1,893,569	(42,037,007)
Preferred Shares
Shares sold	7,999,778,109	15,665,824,384
Shares issued for distributions reinvested	69,862,271	170,788,808
Shares redeemed	(8,071,111,056)	(16,107,146,861)
Net Increase (Decrease) in Shares Outstanding	(1,470,676)	(270,533,669)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Six Months Ended
	July 31, 2024	Year Ended January 31,
Institutional Shares	(Unaudited)	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.0010	1.0009	1.0008	1.0011	1.0005	1.0002
Investment Operations:
Net investment income[a]	.0268	.0522	.0188	.0004	.0050	.0229
Net realized and unrealized gain (loss) on investments	(.0006)	(.0015)	.0013	(.0003)	(.0004)	(.0005)[b]
Total From Investment Operations	.0262	.0507	.0201	.0001	.0046	.0224
Distributions:
Dividends from net investment income	(.0262)	(.0506)	(.0200)	(.0004)	(.0040)	(.0221)
Dividends from net realized gain on investments	-	-	-	(.0000)[c]	-	-
Total Distributions	(.0262)	(.0506)	(.0200)	(.0004)	(.0040)	(.0221)
Net asset value, end of period	1.0009	1.0010	1.0009	1.0008	1.0011	1.0005
Total Return (%)	2.65[d]	5.17	2.03	.02	.47	2.27
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[e]	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.16[e]	.16	.13	.10	.11	.11
Ratio of net investment income to average net assets	5.27[e]	5.02	1.88	.04	.50	2.22
Net Assets, end of period ($ x 1,000)	2,839,083	2,911,311	4,251,425	5,412,181	4,906,825	10,233,582

a Based on average shares outstanding.

b In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Amount represents less than $.0001 per shares.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	July 31, 2024	Year Ended January 31,
Investor Shares	(Unaudited)	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.0009	1.0009	1.0008	1.0011	1.0005	1.0002
Investment Operations:
Net investment income[a]	.0247	.0480	.0157	.0001	.0017	.0196
Net realized and unrealized gain (loss) on investments	(.0002)	(.0006)	.0019	(.0003)	.0012[b]	.0004
Total From Investment Operations	.0245	.0474	.0176	(.0002)	.0029	.0200
Distributions:
Dividends from net investment income	(.0245)	(.0474)	(.0175)	(.0001)	(.0023)	(.0197)
Dividends from net realized gain on investments	-	-	-	(.0000)[c]	-	-
Total Distributions	(.0245)	(.0474)	(.0175)	(.0001)	(.0023)	(.0197)
Net asset value, end of period	1.0009	1.0009	1.0009	1.0008	1.0011	1.0005
Total Return (%)	2.47[d]	4.84	1.78	(.01)	.29	2.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55[e]	.53	.50	.46	.46	.46
Ratio of net expenses to average net assets	.50[e]	.48	.38	.14	.28	.36
Ratio of net investment income to average net assets	4.93[e]	4.71	1.57	.01	.17	1.91
Net Assets, end of period ($ x 1,000)	19,306	30,266	38,032	52,125	201,650	171,215

a Based on average shares outstanding.

b In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Amount represents less than $.0001 per shares.

d Not annualized.

e Annualized.

See notes to financial statements.

	Six Months Ended
	July 31, 2024	Year Ended January 31,
Administrative Shares	(Unaudited)	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.0010	1.0010	1.0009	1.0011	1.0005	1.0002
Investment Operations:
Net investment income[a]	.0281	.0494	.0189	.0001	.0034	.0225
Net realized and unrealized gain (loss) on investments	(.0025)	(.0001)	.0002	(.0002)	.0004[b]	(.0010)[b]
Total From Investment Operations	.0256	.0493	.0191	(.0001)	.0038	.0215
Distributions:
Dividends from net investment income	(.0256)	(.0493)	(.0190)	(.0001)	(.0032)	(.0212)
Dividends from net realized gain on investments	-	-	-	(.0000)[c]	-	-
Total Distributions	(.0256)	(.0493)	(.0190)	(.0001)	(.0032)	(.0212)
Net asset value, end of period	1.0009	1.0010	1.0010	1.0009	1.0011	1.0005
Total Return (%)	2.57[d]	5.04	1.93	.00[e]	.38	2.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.34[f]	.34	.32	.31	.31	.31
Ratio of net expenses to average net assets	.29[f]	.29	.24	.14	.20	.21
Ratio of net investment income to average net assets	5.14[f]	5.00	1.90	.01	.32	2.15
Net Assets, end of period ($ x 1,000)	55,345	53,450	95,528	125,739	56,995	77,564

a Based on average shares outstanding.

b In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Amount represents less than $.0001 per shares.

d Not annualized.

e Amount represents less than .01%.

f Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	July 31, 2024	Year Ended January 31,
Preferred Shares	(Unaudited)	2024	2023	2022[a]
Per Share Data ($):
Net asset value, beginning of period	1.0009	1.0009	1.0008	1.0000
Investment Operations:
Net investment income[b]	.0265	.0529	.0222	.0003
Net realized and unrealized gain (loss) on investments	(.0000)[c]	(.0017)	(.0018)	.0008
Total From Investment Operations	.0265	.0512	.0204	.0011
Distributions:
Dividends from net investment income	(.0265)	(.0512)	(.0203)	(.0003)
Dividends from net realized gain on investments	-	-	-	(.0000)[c]
Total Distributions	(.0265)	(.0512)	(.0203)	(.0003)
Net asset value, end of period	1.0009	1.0009	1.0009	1.0008
Total Return (%)	2.68[d]	5.24	2.06	.02[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.11[e]	.11	.11	.12[e]
Ratio of net expenses to average net assets	.10[e]	.10	.10	.10[e]
Ratio of net investment income to average net assets	5.33[e]	5.10	2.22	.04[e]
Net Assets, end of period ($ x 1,000)	3,469,667	3,471,171	3,741,939	2,750,039

a On May 4, 2021, the fund commenced offering Preferred shares.

b Based on average shares outstanding.

c Amount represents less than $.0001 per shares.

d Not annualized.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open–end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional, Investor, Administrative and Preferred. Institutional, Investor and Administrative shares class of the fund are subject to a Shareholder Services Plan. Investor shares of the fund are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as an “institutional prime fund” as that term is defined in Rule 2a-7 under the Act (an “Institutional Fund”).

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s Board of Trustees (the “Board”), has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in money market securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Money Market investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of money market securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of July 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Repurchase Agreements	-	6,135,000,000	-	6,135,000,000
Time Deposits	-	264,000,000	-	264,000,000

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of July 31, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Repurchase Agreements	6,135,000,000		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	6,135,000,000		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(6,135,000,000)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the repurchase agreement by the fund. See Statement of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Floating Net Asset Value Risk: The fund does not maintain a stable net asset value per share. The net asset value of the fund’s shares will be calculated to four decimal places and will “float”, meaning the net asset value will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.

Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement.

Interest Rate Risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause the fund’s share price to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Very low or negative interest rates may magnify interest rate risk. In addition, a low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could lead to a decline in the fund’s share price. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended July 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended July 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended January 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,466,142 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2024. These short-term losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended January 31, 2024 was as follows: ordinary income $357,838,401. The tax character of current year distributions will be determined at the end of the current fiscal year.

At July 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at an annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage fees and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the Adviser will reimburse the fund, or bear any excess expense over 1½%. During the period ended July 31, 2024, there were no reimbursements pursuant to the Agreement.

The Adviser has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund’s Preferred shares, from February 1, 2024 through May 31, 2025, so that the direct expenses of Preferred shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .10% of the value of the fund’s Preferred shares average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund.

The Adviser has agreed to waive receipt of its fee and/or assume the expenses of the fund to the extent necessary to reduce the direct expenses of the fund’s Institutional, Investor and Administrative shares by .04% of the value of the fund’s average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its service fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time. The reduction in expenses, pursuant to the undertakings, amounted to $948,137 during the period ended July 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.

(b) Under the Compensation Shareholder Services Plan, with respect to Institutional, Investor and Administrative shares (the “Compensation Shareholder Service Plans”), Institutional, Investor and Administrative shares pay the Distributor at annual rate of .10%, .25% and .20%, respectively, of the value of the average daily net assets of its shares for the provision of certain services. The service provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended July 31, 2024, Institutional, Investor and Administrative shares were charged $1,542,298, $33,956 and $64,958, respectively, pursuant to each of their respective Compensation Shareholder Service Plans.

Under the Reimbursement Shareholder Services Plan with respect to its Institutional shares (the “Reimbursement Shareholder Services Plan”), Institutional shares reimburse the Distributor at an amount not to exceed an annual rate of .05% of the value of average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Institutional shares.

The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Institutional shares of the fund, and services related to the maintenance of shareholder accounts. During the period ended July 31, 2024, Institutional shares were charged $45,140, pursuant to the Reimbursement Shareholder Services Plan.

(c) Under the Administrative Services Plan, with respect to Investor shares, pursuant to which the fund may pay the Distributor for the provision of certain types of recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at an annual rate of .10% of the value of their average daily net assets attributable to the fund’s Investor shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended July 31, 2024, Investor shares were charged $13,583, pursuant to the Administrative Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended July 31, 2024, the fund was charged $48,687 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1,196.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended July 31, 2024, the fund was charged $72,148 pursuant to the custody agreement.

During the period ended July 31, 2024, the fund was charged $13,672 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $547,211, Administrative Services Plan fees of $1,727, Shareholder Services Plans fees of $271,063, Custodian fees of $67,927, Chief Compliance Officer fees of $5,613 and Transfer Agent fees of $24,170, which are offset against an expense reimbursement currently in effect in the amount of $149,758.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 3—Plan of Liquidations:

The Board has approved the liquidation of the fund, effective on or about September 6, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of fund management, the fund’s portfolio securities will be sold and/or allowed to mature in their normal course and the fund may cease to pursue its investment objective and policies. The liquidation of the fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on June 14, 2024 (the “Closing Date”), the fund was closed to any investments for new accounts, except that new accounts may be established for “sweep accounts” and by participants in group retirement plans if the fund is established as an investment option under the plans before the Closing Date.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Subsequent Event:

On July 12, 2023, the SEC adopted amendments to rules that govern money market funds. The amendments became effective October 2, 2023 with tiered compliance dates. The fund is compliant with all amendments that are effective to date, and is currently preparing for any amendments applicable to this fund that will become effective after the date of these financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Trustees (the “Board”) held on May 8, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund (“Independent Trustees”), were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Institutional shares with the performance of a group of institutional money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all institutional money market funds (the “Performance Universe”), all for various periods ended March 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s gross total return performance was below the Performance Group and the Performance Universe medians for all periods. The fund’s net total return performance was below the Performance Group median for all periods and was above or at the Performance Universe median for all periods, except for the one- and two-year periods when the fund’s net total return performance was below the Performance Universe median. The Board considered the relative proximity of the fund’s gross and net total return performance to the Performance Group and/or Performance Universe medians during the periods under review.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the

Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

This page intentionally left blank.

This page intentionally left blank.

© 2024 BNY Mellon Securities Corporation Code-0288NCSRSA0724

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: September 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: September 17, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: September 16, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)